Nature of Business and Significant Accounting Policies - Schedule of Principles of Consolidation (Details)		9 Months Ended	12 Months Ended
		Sep. 30, 2017 [1]	Dec. 31, 2016
Players Network [Member]
Name of Entity		Players Network	Players Network	[2]
State of Incorporation		Nevada	Nevada	[2]
Relationship		Parent	Parent	[2]
Abbreviated Reference		PNTV	PNTV	[2]
Green Leaf Farms Holdings, Inc [Member]
Name of Entity	[3]		Green Leaf Farms Holdings, Inc.
State of Incorporation	[3]		Nevada
Relationship	[3]		Subsidiary
Abbreviated Reference	[3]		GLFH

[1]	Players Network entity is in the form of a corporation.
[2]	Players Network entity is in the form of a Corporation.
[3]	Majority-owned subsidiary formed on July 8, 2014, in which PNTV retained 83% ownership, with the remaining 17% held by key experts and advisors. An additional 1.6% was sold to an investor on December 8, 2014 and 3% was transferred back from a founding member on December 2, 2015, giving PNTV 84.4% ownership and minority interests ownership of 18.6%.